Investments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Jun. 28, 2014
Schedule of Equity Method Investments [Line Items]
Available-for-sale Securities			$ 20.7
Equity Method Investments	0		0
Unrealized loss on equity method investments	(3.1)	0
Unrealized Gain (Loss) on Investments [Abstract]
Equity securities, at cost less impairments	17.1		17.1
Gross unrealized gains	4.9		3.8
Gross unrealized losses	(0.4)		(0.2)
Estimated fair value of equity securities	21.6		20.7
Available-for-sale Securities [Member]
Schedule of Equity Method Investments [Line Items]
Available-for-sale Securities	21.6		5.9
Other Noncurrent Assets [Member]
Schedule of Equity Method Investments [Line Items]
Available-for-sale Securities			14.8
Cost Method Investments	8.7		9.0
Equity Method Investments	$ 55.6		$ 57.4